Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

NOTE 9 – EMPLOYEE BENEFITS

The Company sponsors a contributory 401(k) profit-sharing plan covering substantially all employees who meet certain age and service requirements. The Plan permits investment in the Company’s common stock subject to various limitations and provides for discretionary profit sharing and matching contributions. The discretionary profit sharing contribution is determined annually by the Board of Directors and amounted to 2.5% of each eligible participant’s compensation for 2012, 2011 and 2010, respectively. The Plan also provides for a 50% Company match of participant contributions up to a maximum of 2% of each participant’s annual compensation. Expense under the Plan amounted to approximately $270 thousand, $242 thousand and $199 thousand for 2012, 2011 and 2010, respectively.

The Company maintains a stock option plan. No stock options were granted during the three years presented.

The following summarizes stock options activity for the years ended December 31:

	2012		2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Outstanding at beginning of year	39,620	$17.49	39,945	$17.48	40,195	$17.47
Granted	—	—	—	—	—	—
Exercised	(4,650)	16.05	—	—	—	—
Forfeited	(3,210)	16.06	(325)	(16.05)	(250)	(16.05)

Outstanding at end of year	31,760	17.85	39,620	17.49	39,945	17.48

Options exercisable at year-end	31,760	$17.85	39,620	$17.49	39,945	$17.48
Weighted-average fair value of options granted during year		N/A		N/A		N/A

Options outstanding at December 31, 2012 were as follows:

	Outstanding		Exercisable
Range of exercisable prices	Number	Weighted avereage remaining contractual life (years)	Number	Weighted average exercise price
$ 15.00	1,000	1.59	1,000	$15.00
16.10	1,000	0.55	1,000	16.10
18.00	29,760	3.21	29,760	18.00

Outstanding at year-end	31,760	3.07	31,760	$17.85

The total intrinsic value of outstanding in-the-money stock options and outstanding in-the-money exercisable stock options was $4,480 and $7,852 at December 31, 2012 and 2011, respectively. There were 4,650 stock options exercised in 2012 and no stock options exercised in 2011 and 2010. There were no share awards vested in 2012 or 2011.